Fair Value of Financial Instruments and Risk Management - Summary of Fair Values and Carrying Values of Long-Term Debt (Detail) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Carrying Value	CAD 10,680	CAD 8,707
Fair Value	12,010	9,993
$500 million of MTN Series 37 notes [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Carrying Value	498
Fair Value	498
$50 Million of MTN Series 33 Notes [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Carrying Value	50	51
Fair Value	50	51
Other Notes and Debentures [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Carrying Value	10,132	8,656
Fair Value	CAD 11,462	CAD 9,942